UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                              -----
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, CA           05-01-2012
     -----------------               ---------------           ----------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 66
                                        ---------------

Form 13F Information Table Value Total: 111545
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                 March 31, 2012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3573    58304 SH       Sole                                      58304
ALLISON TRANSMISSION HOLDINGSI COM              01973r101      424    17747 SH       Sole                                      17747
APACHE CORP                    COM              037411105     3380    33649 SH       Sole                                      33649
APPLE INC                      COM              037833100     8731    14562 SH       Sole                                      14562
ARGO GROUP INTL HLDGSLTD COM S COM              g0464b107      358    12000 SH       Sole                                      12000
BARCLAYS BANK PLC IPATHS&P 500 COM              06740c261     8348   497463 SH       Sole                                     497463
BCE INC COM NPV ISIN#CA05534B7 COM              05534b760      374     9330 SH       Sole                                       9330
BLACKROCK REAL ASSET EQ        COM              09254b109      582    48285 SH       Sole                                      48285
BORG WARNER INC                COM              099724106      453     5374 SH       Sole                                       5374
BROADCOM CORP CLA              COM              111320107     5660   144018 SH       Sole                                     144018
CF INDS HLDGS INC COM          COM              125269100      460     2516 SH       Sole                                       2516
CONOCOPHILLIPS                 COM              20825c104      803    10559 SH       Sole                                      10559
CURTISS-WRIGHT CORP            COM              231561101      751    20300 SH       Sole                                      20300
DARDEN RESTAURANTS             COM              237194105      291     5689 SH       Sole                                       5689
DEERE & CO                     COM              244199105      434     5370 SH       Sole                                       5370
DELPHI AUTOMOTIVE PLCCOM USD0. COM              g27823106     3818   120838 SH       Sole                                     120838
DISH NETWORK CORP CL A         COM              25470M109     5780   175512 SH       Sole                                     175512
DNP SELECT INCOME FUND         COM              23325p104      217    21449 SH       Sole                                      21449
DOLLAR TREE INC COM            COM              256746108      503     5320 SH       Sole                                       5320
DOMINION RES BLK WARRIOR ROYAL COM              25746Q108      189    19558 SH       Sole                                      19558
E O G RESOURCES INC            COM              26875p101     5414    48731 SH       Sole                                      48731
EASTMAN CHEMICAL CO            COM              277432100      438     8473 SH       Sole                                       8473
ECHOSTAR CORP                  COM              278768106      522    18546 SH       Sole                                      18546
EL PASO CORP COM               COM              28336l109      565    19132 SH       Sole                                      19132
EXXON MOBIL CORPORATION        COM              30231g102     5947    68571 SH       Sole                                      68571
FMC CORP NEW                   COM              302491303      530     5010 SH       Sole                                       5010
FORD MOTOR COMPANY NEW         COM              345370860      134    10733 SH       Sole                                      10733
HOME DEPOT INC                 COM              437076102     4036    80217 SH       Sole                                      80217
HONEYWELL INTERNATIONAL        COM              438516106     3660    59952 SH       Sole                                      59952
INTEL CORP                     COM              458140100      356    12653 SH       Sole                                      12653
ISHARES GOLD TRUST             COM              464285105      965    59297 SH       Sole                                      59297
ISHARES TR DOW JONES SELECTDIV COM              464287168      204     3637 SH       Sole                                       3637
ISHARES TR DOW JONES US REAL E COM              464287739      349     5594 SH       Sole                                       5594
KIMBERLY CLARK CORP            COM              494368103      366     4958 SH       Sole                                       4958
KINDER MORGAN INC DELAWARECOM  COM              49456b101      407    10520 SH       Sole                                      10520
LAM RESEARCH CORP              COM              512807108      460    10314 SH       Sole                                      10314
LIMITED BRANDS INC             COM              532716107      342     7119 SH       Sole                                       7119
MKT VECTORS BIOTECH ETF        COM              57060U183      783    17595 SH       Sole                                      17595
NATIONAL OILWELL VARCO         COM              637071101     1859    23395 SH       Sole                                      23395
NOBLE ENERGY INC               COM              655044105     3597    36790 SH       Sole                                      36790
NUANCE COMMUNICATIONSINC COM   COM              67020y100      429    16780 SH       Sole                                      16780
OCCIDENTAL PETE CORP           COM              674599105     3441    36130 SH       Sole                                      36130
ONEOK INC                      COM              682680103      329     4031 SH       Sole                                       4031
PFIZER INC                     COM              717081103     3245   143303 SH       Sole                                     143303
PIONEER NATURAL RES CO         COM              723787107     3347    29998 SH       Sole                                      29998
PROCTER & GAMBLE               COM              742718109      347     5158 SH       Sole                                       5158
PVH CORPORATION COM USD1.00    COM              693656100     3598    40273 SH       Sole                                      40273
QUALCOMM INC                   COM              747525103     5993    88055 SH       Sole                                      88055
ROSS STORES INC                COM              778296103      526     9050 SH       Sole                                       9050
SEADRILL LTD USD2              COM              g7945e105     3771   100534 SH       Sole                                     100534
SECTOR SPDR ENGY SELECT SHARES COM              81369y506      705     9821 SH       Sole                                       9821
SECTOR SPDR TECH SELECT SHARES COM              81369y803      462    15327 SH       Sole                                      15327
SKYWORKS SOLUTIONS INCCOM      COM              83088m102      450    16266 SH       Sole                                      16266
SPDR S&P OIL & GAS EQUIP SERVI COM              78464a748      499    13706 SH       Sole                                      13706
TARGA RES CORP COM             COM              87612g101     1188    26130 SH       Sole                                      26130
TELEDYNE TECH INC              COM              879360105      553     8765 SH       Sole                                       8765
TEVA PHARM INDS LTD ADRF SPONS COM              881624209      208     4626 SH       Sole                                       4626
TJX COMPANIES INC              COM              872540109     3605    90786 SH       Sole                                      90786
VERIZON COMMUNICATIONS         COM              92343v104      290     7595 SH       Sole                                       7595
VODAFONE GROUP NEW ADR F SPONS COM              92857w209      325    11736 SH       Sole                                      11736
WILLIAMS COS INC               COM              969457100      372    12088 SH       Sole                                      12088
FLAHERTY & CRUMRINE CLAY PFD S                  338478100      438    24292 SH       Sole                                      24292
GREAT PLAINS EN 12.0%PFD CONV                   391164803      284     4639 SH       Sole                                       4639
PPL CORP CORP UNIT CONSISTINGO                  69351t114      340     6324 SH       Sole                                       6324
SEASPAN CORPORATION PFD                         y75638125      349    12928 SH       Sole                                      12928
PUT CURRENCY SHRES EURO JAN $1                  4183805        390      100 SH       Sole                                        100